Other liabilities - RSU's and SAR's (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) EquityInstruments shares	Dec. 31, 2017 USD ($) EquityInstruments Option shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options exercised | Option		30,000
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options exercised | EquityInstruments	7,031	371,570
Outstanding	0	13,340
Share based compensation expense	$ 584,000	$ 343,000
Share based compensation expense, after tax	376,000	202,000
Liability from share based payments	$ 41,000	626,000
Vesting life	3 years
Employee stock option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expense	$ 2,798,000	$ 2,405,000
Stock appreciation rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding | EquityInstruments	610,021	1,182,871
Share based compensation expense	$ 5,848,000	$ 3,429,000
Share based compensation expense, after tax	3,762,000	2,023,000
Liability from share based payments	$ 62,000	5,911,000
Non current liability from share based payments		$ 111,000
Vesting percentage of share-based awards	33.33%
Vesting life	3 years
Exercised | EquityInstruments	498,476	168,135
Cancelled | shares	74,373	209,451